CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2013 Class A USD ($)	Dec. 31, 2012 Class A USD ($)	Dec. 31, 2013 Class B USD ($)	Dec. 31, 2012 Class B USD ($)	Dec. 31, 2013 Affiliated PRC Entities without recourse USD ($)	Dec. 31, 2013 Affiliated PRC Entities without recourse CNY	Dec. 31, 2012 Affiliated PRC Entities without recourse CNY
Current liabilities (in dollars)	$ 116,372	704,485		315,016					$ 63,522	384,561	135,723
Redeemable ordinary shares, par value (in dollars per share)	$ 0.000		$ 0.001
Redeemable ordinary shares, issued	0	0	100,280,392	100,280,392
Redeemable ordinary shares, outstanding	0	0	100,280,392	100,280,392
Redeemable ordinary shares, redemption value (in dollars per share)	$ 0.000		$ 1.45533
Ordinary shares, par value (in dollars per share)	$ 0.000		$ 0.001		$ 0.001	$ 0.000	$ 0.001	$ 0.000
Ordinary shares, authorized	0	0	800,000,000	800,000,000	303,344,804	0	496,655,196	0
Ordinary shares, issued	0	0	181,402,116	181,402,116	302,850,254	0	39,332,950	0
Ordinary shares, outstanding	0	0	181,402,116	181,402,116	302,850,254	0	39,332,950	0